Leases - Schedule of Right-of-Use Assets and Lease Liabilities in Consolidated Balance (Detail) $ in Thousands	Dec. 31, 2023 USD ($)
Leases [Abstract]
Right-of-use assets	$ 342
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Right-of-use assets
Operating lease liability, current	$ (109)
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Loan from related parties
Operating lease liability, non-current	$ (235)
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Operating lease liability, non-current
Total Lease Liability	$ (344)